GEOGRAPHICAL SALES AND SEGMENTS	12 Months Ended
Dec. 31, 2016
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
GEOGRAPHICAL SALES AND SEGMENTS
NOTE 19 – GEOGRAPHICAL SALES AND SEGMENTS

Our management does not capture financial information or utilize operating segments to make decisions about the business. Management believes that it operates in one business segment. However, our management does rely on sales by geographical area as useful information in managing the business.

Information for the Company’s sales by geographical area for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31,
	2016	2015	2014

Domestic Sales	$112,119,286	$110,109,028	$115,256,175
International Sales	4,909,868	7,799,388	8,315,280
	$117,029,154	$117,908,416	$123,571,455